Derivative Instrument - Summary of Derivatives (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Current derivative financial assets		₩ 126,938	₩ 29,525
Non-current derivative financial assets		520,845	136,888
Current derivative financial liabilities		7,291	49,884
Non-current derivative financial liabilities		70,740	315,235
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		822,994	(455,715)	₩ 317,350
Net income effects of transaction gain (loss)		84,082	65,393	86,415
Accumulated other comprehensive income (loss)	[1]	(40,460)	111,220	35,727
Currency forward | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		559	18,332
Non-current derivative financial assets		6,899	0
Current derivative financial liabilities		301	10,014
Non-current derivative financial liabilities		0	4,977
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		33,066	(40,590)	24,265
Net income effects of transaction gain (loss)		33,032	(17,911)	12,488
Accumulated other comprehensive income (loss)	[1]	0	0	0
Currency swap
Derivative [Line Items]
Current derivative financial assets		125,877	11,193
Non-current derivative financial assets		506,957	127,386
Current derivative financial liabilities		4,446	36,088
Non-current derivative financial liabilities		16,708	232,669
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		787,264	(406,607)	310,732
Net income effects of transaction gain (loss)		61,353	93,557	110,813
Accumulated other comprehensive income (loss)	[1]	(59,108)	105,642	38,802
Currency swap | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		92,313	0
Non-current derivative financial assets		335,765	82,931
Current derivative financial liabilities		4,446	0
Non-current derivative financial liabilities		15,576	93,245
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		420,551	(108,090)	172,087
Net income effects of transaction gain (loss)		16,265	16,661	52,842
Accumulated other comprehensive income (loss)	[1]	0	0	0
Currency swap | Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		33,564	11,193
Non-current derivative financial assets		171,192	44,455
Current derivative financial liabilities		0	36,088
Non-current derivative financial liabilities		1,132	139,424
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		366,713	(298,517)	138,645
Net income effects of transaction gain (loss)		45,088	76,896	57,971
Accumulated other comprehensive income (loss)	[1]	(59,108)	105,642	38,802
Interest rate swap
Derivative [Line Items]
Current derivative financial assets		502	0
Non-current derivative financial assets		6,980	9,502
Current derivative financial liabilities		2,544	3,782
Non-current derivative financial liabilities		28,138	66,451
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		18,123	(1,845)	(16,231)
Net income effects of transaction gain (loss)		(10,303)	(10,253)	(36,886)
Accumulated other comprehensive income (loss)	[1]	18,648	5,578	(3,075)
Interest rate swap | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		502	0
Non-current derivative financial assets		6,980	9,502
Current derivative financial liabilities		174	2,192
Non-current derivative financial liabilities		2,829	22,687
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		18,123	(309)	(15,647)
Net income effects of transaction gain (loss)		(10,303)	(11,975)	(2,495)
Accumulated other comprehensive income (loss)	[1]	0	0	0
Interest rate swap | Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		0	0
Non-current derivative financial assets		0	0
Current derivative financial liabilities		2,370	1,590
Non-current derivative financial liabilities		25,309	43,764
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		0	(1,536)	(584)
Net income effects of transaction gain (loss)		0	1,722	(34,391)
Accumulated other comprehensive income (loss)	[1]	18,648	5,578	(3,075)
Others | Not Designated as Hedging Instrument
Derivative [Line Items]
Current derivative financial assets		0	0
Non-current derivative financial assets		9	0
Current derivative financial liabilities	[2],[3],[4]	0	0
Non-current derivative financial liabilities	[2],[3],[4]	25,894	11,138
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(15,459)	(6,673)	(1,416)
Net income effects of transaction gain (loss)		0	0	0
Accumulated other comprehensive income (loss)	[1]	₩ 0	₩ 0	₩ 0

[1]	For the year ended December 31, 2021, the net loss on valuation of derivatives applying cash flow hedge accounting of ￦15,778 million, net of tax, is included in other comprehensive income (loss).
[2]	The Company has an obligation to purchase the shares of Hyundai Green Power Co., Ltd., an associate of the Company from financial investors, and the fair value of the obligation is recorded in ‘Others’.
[3]	The Company has an obligation to settle the convertible preferred stock to financial investors pursuant to the settlement contract with Samcheok Eco Materials Co., Ltd. and the fair value of the obligation is recorded in ‘Others’.
[4]	The Company has granted stock option to Chester Solar IV SpA, a joint venture of the Company, and 4 other third party investors, and recognized its fair value as other derivative liabilities.